Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	30-1133956
Plan number	004
Total investments	$ 851,039,651
Participant Loan Funds	7,974,177
Assets held for investment	859,013,828
Deemed distributions of participant loans	34,838	$ 34,836
Investment, Identifier [Axis]: American Funds | EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	24,575,460
Investment, Identifier [Axis]: BlackRock | Inflation Protected Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,848,612
Investment, Identifier [Axis]: Dimensional Fund Advisors | International Value Portfolio Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	31,170,554
Investment, Identifier [Axis]: Dodge & Cox | Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	47,820,169
Investment, Identifier [Axis]: Fidelity Investments | 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	126,720,830
Investment, Identifier [Axis]: Fidelity Investments | Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	40,382,249
Investment, Identifier [Axis]: Fidelity Investments | International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,400,617
Investment, Identifier [Axis]: Fidelity Investments | U.S Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	25,120,782
Investment, Identifier [Axis]: Global Trust Company - GW&K | Small/Mid-Cap Core - Equity I CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	26,493,838
Investment, Identifier [Axis]: Loomis Sayles Trust Company, LLC | Core Plus Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,389,388
Investment, Identifier [Axis]: New York Life Insurance Company | New York Life Insurance Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	38,674,784
Investment, Identifier [Axis]: Principal | Diversified Real Asset Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,653,256
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2010 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	994,152
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2015 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	458,338
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2020 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,670,719
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2025 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	14,641,928
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2030 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	27,439,527
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2035 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	34,636,729
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2040 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	26,624,122
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2045 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	35,830,511
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2050 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	19,908,063
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2055 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	21,672,794
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2060 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,375,698
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2065 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,318,796
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement 2070 Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	30,951
Investment, Identifier [Axis]: T. Rowe Price Trust Company | Retirement Balanced Trust Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,880,654
Investment, Identifier [Axis]: T. Rowe Price | Institutional Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	104,311,674
Investment, Identifier [Axis]: T. Rowe Price | U.S. Equity Research Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 50,686,381